Shareholder Report, Line Graph (Details) 74200026100_Franklin LifeSmart 2045 Retirement Target Fund_Advisor Class_TSR Annual {Advisor Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	$ 21,555	$ 18,742	$ 15,765	$ 19,086	$ 16,268	$ 14,017	$ 11,440	$ 12,319	$ 10,349	$ 10,000	$ 25,959
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Index
Accumulated Value	10,482	10,662	10,086	12,042	12,637	11,573	10,832	10,964	10,209	10,000	$ 11,338
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Blended Benchmark
Accumulated Value	22,322	19,380	16,093	19,645	16,838	14,551	11,845	12,790	10,673	10,000	$ 26,888
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,769	21,082	17,252	21,133	17,828	15,335	12,113	13,372	10,786	10,000	$ 30,302
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Multiverse Index
Accumulated Value	$ 10,706	$ 10,851	$ 10,233	$ 12,184	$ 12,759	$ 11,703	$ 10,924	$ 11,075	$ 10,284	$ 10,000	$ 11,607